ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Aug. 31, 2017	Aug. 31, 2016
Accounts Payable and Accrued Liabilities, Current [Abstract]
Trade Payables	$ 334,132	$ 53,290
Credit Card Payable	56,501	1,985
Payroll Liabilities	25,636	0
Other Payable	5,480	0
Total accounts payable and accrued liabilities	$ 421,749	$ 55,275